Consolidated Statements of Changes in Equity - MXN ($) $ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Other equity instruments	Valuation of the effective portion of derivative financial instruments	Exchange differences on translation of foreign operations and associates	Remeasurements of the net defined benefit liability	Equity attributable to equity holders of the parent	Non-controlling interest
Beginning Balance at Dec. 31, 2018	$ 131,636	$ 2,060	$ 45,560	$ 71,156	$ (1,524)	$ (149)	$ 8,071	$ (344)	$ 124,830	$ 6,806
Statement [line items]
Consolidated net income	12,630			12,101					12,101	529
Other comprehensive (loss) income, net of tax	(7,141)				(216)	(819)	(5,014)	(511)	(6,560)	(581)
Total comprehensive income (loss)	5,489			12,101	(216)	(819)	(5,014)	(511)	5,541	(52)
Dividends declared	(7,440)			(7,437)					(7,437)	(3)
Ending Balance at Dec. 31, 2019	129,685	2,060	45,560	75,820	(1,740)	(968)	3,057	(855)	122,934	6,751
Statement [line items]
Consolidated net income	10,368			10,307					10,307	61
Other comprehensive (loss) income, net of tax	(7,106)					443	(6,070)	(318)	(5,945)	(1,161)
Other comprehensive (loss) income, net of tax	(7,318)
Sale of Joint Venture	(212)						(212)		(212)
Total comprehensive income (loss)	3,050			10,307		443	(6,282)	(318)	4,150	(1,100)
Dividends declared	(10,278)			(10,210)					(10,210)	(68)
Ending Balance at Dec. 31, 2020	122,457	2,060	45,560	75,917	(1,740)	(525)	(3,225)	(1,173)	116,874	5,583
Statement [line items]
Consolidated net income	16,331			15,708					15,708	623
Other comprehensive (loss) income, net of tax	(567)				(393)	1,749	(1,733)	(67)	(444)	(123)
Total comprehensive income (loss)	15,764			15,708	(393)	1,749	(1,733)	(67)	15,264	500
Dividends declared	(10,649)			(10,588)					(10,588)	(61)
Ending Balance at Dec. 31, 2021	$ 127,572	$ 2,060	$ 45,560	$ 81,037	$ (2,133)	$ 1,224	$ (4,958)	$ (1,240)	$ 121,550	$ 6,022